111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Supplement to Statement of Additional Information dated March 1, 2014

Harbor Unconstrained Bond Fund

Effective September 26, 2014, Saumil H. Parikh, CFA, Mohsen Fahmi and Daniel J. Ivascyn have replaced William H. Gross, CFA, as the portfolio managers for Harbor Unconstrained Bond Fund. Messrs. Parikh, Fahmi and Ivascyn jointly manage the Harbor Unconstrained Bond Fund. Pacific Investment Management Company LLC (PIMCO) continues to serve as subadviser to the Fund.

Mr. Parikh is a Managing Director of PIMCO and has been associated with PIMCO since 2000. Mr. Fahmi is a Managing Director of PIMCO and has been associated with PIMCO since 2014. Mr. Ivascyn is Group Chief Investment Officer and a Managing Director of PIMCO and has been associated with PIMCO since 1998.

All references in the Statement of Additional Information to Mr. Gross as portfolio manager for Harbor Unconstrained Bond Fund are hereby replaced with references to Messrs. Parikh, Fahmi and Ivascyn as portfolio managers for Harbor Unconstrained Bond Fund.

The following replaces the information under the heading “The Portfolio Managers” on page 51 for Harbor Unconstrained Bond Fund:

Other Accounts Managed

	Other Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
	# of Accounts	Total Assets (in millions)		# of Accounts	Total Assets (in millions)		# of Accounts	Total Assets (in millions)
HARBOR UNCONSTRAINED BOND FUND
Saumil H. Parikh, CFA
All Accounts	26*	$55,734	*	29*	$21,210	*	148*	$60,452	*
Accounts where advisory fee is based on account performance (subset of above)	0*	0	*	3*	2,147	*	10*	$5,041	*
Mohsen Fahmi
All Accounts	10*	$47,233	*	3*	$10,807	*	4*	$2,088	*
Accounts where advisory fee is based on account performance (subset of above)	0*	0	*	1*	131	*	0*	$0	*
Dan J. Ivascyn
All Accounts	12*	$66,687	*	13*	$21,226	*	94*	$9,930	*
Accounts where advisory fee is based on account performance (subset of above)	0*	0	*	2*	1,573	*	3*	$2,970	*

*	Information is as of September 26, 2014.

SECURITIES OWNERSHIP

As of September 26, 2014, Messrs. Parikh, Fahmi and Ivascyn did not beneficially own any shares of Harbor Unconstrained Bond Fund.

Harbor Bond Fund

Effective September 26, 2014, Scott A. Mather, Mark R. Kiesel and Mihir P. Worah have replaced William H. Gross, CFA, as the portfolio managers for Harbor Bond Fund. Messrs. Mather, Kiesel and Worah are jointly responsible for managing the Harbor Bond Fund. Pacific Investment Management Company LLC (PIMCO) continues to serve as subadviser to the Fund.

Mr. Mather is Chief Investment Officer U.S. Core Strategies and a Managing Director of PIMCO and has been associated with PIMCO since 1998. Mr. Kiesel is Chief Investment Officer Global Credit and a Managing Director of PIMCO and has been associated with PIMCO since 1996. Mr. Worah is Chief Investment Officer Real Return and Asset Allocation and a Managing Director of PIMCO and has been associated with PIMCO since 2001.

All references in the Statement of Additional Information to Mr. Gross as portfolio manager for Harbor Bond Fund are hereby replaced with references to Messrs. Mather, Kiesel and Worah as portfolio managers for Harbor Bond Fund.

The following replaces the information under the heading “The Portfolio Managers” on page 51 for Harbor Bond

Fund:

Other Accounts Managed

	Other Registered Investment Companies			Other Pooled Investment Vehicles				Other Accounts
	# of Accounts	Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)
HARBOR BOND FUND
Scott A. Mather
All Accounts	38*	$313,022	*	50	*	$41,649	*	83	*	$34,258	*
Accounts where advisory fee is based on account performance (subset of above)	0*	0	*	3	*	1,097	*	13	*	$6,250	*
Mark R. Kiesel
All Accounts	35*	$323,325	*	51	*	$65,711	*	141	*	$72,778	*
Accounts where advisory fee is based on account performance (subset of above)	0*	0	*	8	*	6,169	*	14	*	$4,740	*
Mihir P. Worah
All Accounts	56*	$334,521	*	35	*	$30,594	*	55	*	$31,889	*
Accounts where advisory fee is based on account performance (subset of above)	0*	0	*	1	*	161	*	7	*	$1,518	*

*	Information is as of September 26, 2014.

SECURITIES OWNERSHIP

As of September 26, 2014, Messrs. Mather, Kiesel and Worah did not beneficially own any shares of Harbor Bond Fund.

Dated: September 29, 2014

Harbor Global Growth Fund

Effective August 22, 2014, Thomas Marsico of Marsico Capital Management, LLC serves as the sole portfolio manager to Harbor Global Growth Fund. Mr. Marsico had previously served as a co-portfolio manager to Harbor Global Growth Fund since its inception in 2009.

All references in the Statement of Additional Information to James Gendelman, formerly a co-portfolio manager to Harbor Global Growth Fund with Mr. Marsico, are hereby removed.

Dated: August 22, 2014

Harbor International Fund

Effective June 30, 2014, Edward E. Wendell, Jr., one of the four co-portfolio managers for Harbor International Fund,

stepped down from his investment responsibilities with the Fund and will be retiring from Northern Cross, LLC at the end of 2014. Howard Appleby, CFA, Jean-Francois Ducrest and James LaTorre, CFA, continue to serve as co- portfolio managers for the Fund using the same team-based approach with each portfolio manager having equal responsibility to contributing investment ideas and research regarding the Fund’s portfolio.

Accordingly, effective June 30, 2014, all references to Mr. Wendell as a portfolio manager to Harbor International Fund in the Statement of Additional Information are hereby removed. Effective December 31, 2014, all remaining references to Mr. Wendell in the Statement of Additional Information, including to Mr. Wendell having a controlling interest in Northern Cross, LLC, shall be removed.

Dated: July 1, 2014

All Funds

Effective May 19, 2014, the Board of Trustees of Harbor Funds has appointed Mr. Scott M. Amero to serve on the Board as trustee. Mr. Amero also serves on the Audit Committee and Nominating Committee of Harbor Funds effective May 19, 2014.

The following replaces the information for the Independent Trustees under the heading “Trustees and Officers” on page 38:

Name (Age) Position(s) with Fund Address	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES

Scott M. Amero (50)	Since 2014	Trustee, Rare (conservation non-profit) (2011–Present); Trustee, Berkshire School (2014–Present); BlackRock, Inc., (publicly traded investment management firm) Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), Managing Director and Co-Head, Fixed Income Portfolio Management Group, and Head, Global Credit Research (2000-2006), Managing Director and Portfolio Manager, (1990-2000); Vice President, Fixed Income Research, Credit Suisse Group Ltd. (1988-1990); Vice President, Fixed Income Research, First Boston Corporation (1985-1988).	29	Director, Anthracite Capital, Inc. (2005-2010).

Raymond J. Ball (69) Trustee	Since 2006	Sidney Davidson Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (2000-Present); Academic Affiliate, Analysis Group (litigation consulting firm) (2000-Present); Financial Reporting Faculty Advisory Group of the Institute of Chartered Accountants in England and Wales (2008-Present); and Advisory Board of the Center for Accounting Research & Education at University of Notre Dame (2006-Present).	29	None

Donna J. Dean (62) Trustee	Since 2010	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (1995-Present); and Trustee of Queens University of Charlotte, North Carolina (2000- Present).	29	None

John P. Gould (75) Trustee	Since 1994	Steven G. Rothmeier Professor (1996-Present) and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (1984-Present, on faculty since 1965); Trustee of Milwaukee Insurance (1997-2010); and Chair of Competitive Markets Advisory Council, CME Group (derivatives and futures exchange) (2004- Present).	29	Independent Trustee of Dimensional Fund Advisors family of mutual funds (1986-Present).

Randall A. Hack (67) Trustee	Since 2010	Founder and Senior Managing Director of Castone Capital LLC (a private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-Present); and Advisory Director of Berkshire Partners (a private equity firm) (2002-2013).	29	Director of FiberTower Corporation (2002-2011).

Robert Kasdin (56)	Since 2014	Senior Executive Vice President, Columbia University (2002-Present); Trustee, National	29	Director of Noranda

Trustee		September 11 Memorial & Museum at the World Trade Center (2005–Present); Trustee (2011-Present) and President of the Board of Trustees (2006-2011), The Dalton School; and Trustee, ARTstor Digital Library (a nonprofit digital images resource) (2013-Present).		Aluminum Holdings Corporation (2007– Present).

Rodger F. Smith (73) Trustee	Since 1987	Managing Director, Greenwich Associates (a research based consulting firm) (1976- Present); and Chair of Trust Advisory Committee of Tau Beta Pi Association (engineering honor society) (1985-Present).	29	None

Ann M. Spruill (60) Trustee	Since 2014	Partner (1993-2008), Member of Executive Committee (1996-2008), Member Board of Directors (2000-2008), Grantham, Mayo, Van Otterloo & Co. LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Equities, Museum of Fine Arts, Boston (2000-Present); and Trustee, Financial Accounting Foundation (2014-Present).	29	None

The following supplements the information under the heading “Additional Information About the Trustees” beginning on page 39:

Scott M. Amero. Mr. Amero retired in 2010 after a 20 year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently serves as Trustee for Rare, a conservation non-profit, and as a Trustee for Berkshire School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014.

The following supplements the information under the heading “Trustee Ownership of Fund Shares” on page 43: The equity securities beneficially owned by the following Trustees as of May 29, 2014 are as follows:

Name of Trustee	Dollar Range of Ownership in Each Fund**	Aggregate Dollar Range of Ownership in Harbor Funds
INDEPENDENT TRUSTEES
Scott M. Amero	-	None

Dated: May 30, 2014

Investors Should Retain This Supplement For Future Reference

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